U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.      Name and address of issuer: Seligman Henderson Global Fund Series, Inc.
                                    100 Park Avenue
                                    New York, NY 10017


2.      Name of each series or class of funds for which this notice is filed:

       See Attachment I


3.      Investment Company Act File Number:                           811-6485

        Securities Act File Number:                                   33-44186


4.      Last day of fiscal year for which this notice is filed:       10/31/97


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       [      ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9. Number and aggregate sale price of securities sold during the fiscal year:

         SHARES        SALE PRICE
     79,354,534     1,052,286,115

Securities and Exchange Commission                          December 22, 1997
Division of Investment Management
                                           -2-

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         SHARES        SALE PRICE
     79,354,534     1,052,286,115

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
       SHARES       SALE PRICE
    2,600,941       38,251,437
12.     Calculation of registration fee:

        (i)    Aggregate sale price of securities sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):                                  $     1,052,286,115

        (ii)   Aggregate price of shares issued in connection with dividend
               reinvestment plans (from Item 11):                                      +        38,251,437

        (iii)  Aggregate price of shares redeemed or repurchased during the fiscal
               year (if applicable):                                                   -       828,447,072

        (iv)   Aggregate price of shares redeemed or repurchased and previously
               applied as a reduction to filing fees pursuant to rule 24e-2 (if        +                 0
               applicable):

        (v)    Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 { line (i),  plus line (ii), less line
               (iii), plus line (iv)}                                                          262,090,480

        (vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933
                or other applicable law or regulation:                                 x          0.000303

        (vii)   Fee due {line (i) or line (v) multiplied by line (vi)}:
                                                                                       $         79,421.36


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's
       Rules of Informal and Other Procedures (17 CFR 202.3a).         [      ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                             December 22, 1997
                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)
                                        /s/
                                 Thomas G. Rose
                                    Treasurer
Date:   December 22, 1997

                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                                  Attachment I

Name of each series or class of funds for which this notice is filed:

Seligman Henderson Emerging Markets Growth Fund - Class A Seligman Henderson Emerging Markets Growth Fund - Class B Seligman Henderson Emerging Markets Growth Fund - Class D Seligman Henderson Global Growth Opportunities Fund - Class A Seligman Henderson Global Growth Opportunities Fund - Class B Seligman Henderson Global Growth Opportunities Fund - Class D Seligman Henderson Global Smaller Companies Fund - Class A Seligman Henderson Global Smaller Companies Fund - Class B Seligman Henderson Global Smaller Companies Fund - Class D Seligman Henderson Global Technology Fund - Class A Seligman Henderson Global Technology Fund - Class B Seligman Henderson Global Technology Fund - Class D Seligman Henderson International Fund - Class A Seligman Henderson International Fund - Class B Seligman Henderson International Fund - Class D

                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.

        The undersigned, Treasurer of Seligman Henderson Global Fund Series, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

        1. From November 1, 1996 through October 31, 1997, the Company issued an aggregate of 81,955,475 shares of its Capital Stock, $0.001 par value as follows:

       Seligman Henderson Emerging Markets Growth Fund               14,293,232
       Seligman Henderson Global Growth Opportunities Fund            5,165,664
       Seligman Henderson Global Smaller Companies Fund              37,663,683
       Seligman Henderson Global Technology                          20,123,355
       Seligman Henderson International Fund                          4,709,541

        2. In respect of the issuance of such 81,955,475 shares, the Company received aggregate cash consideration (net of any sales commissions) of $1,083,803,183 as follows:

      Seligman Henderson Emerging Markets Growth Fund               116,834,965
      Seligman Henderson Global Growth Opportunities Fund            45,480,723
      Seligman Henderson Global Smaller Companies Fund              555,563,035
      Seligman Henderson Global Technology                          281,742,395
      Seligman Henderson International Fund                          84,182,065

        3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

        4. At no time during the period from November 1, 1996 through October 31, 1997, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

      Seligman Henderson Emerging Markets Growth Fund               100,000,000
      Seligman Henderson Global Growth Opportunities Fund           500,000,000
      Seligman Henderson Global Smaller Companies Fund              500,000,000
      Seligman Henderson Global Technology                          500,000,000
      Seligman Henderson International Fund                         400,000,000

        In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:   December 22, 1997

                              ----------/s/-----------
                                   Thomas G. Rose
                                      Treasurer